Steven I. Koszalka Secretary American Funds Strategic Bond Fund 6455 Irvine Center Drive Irvine, California 92618-4518 (213) 486-9447 | TEL (213) 486-9455 | FAX siik@capgroup.com

December 15, 2015

Patrick F. Scott

Senior Counsel

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-3628

Re: American Funds (the “Registrant”); American Funds Strategic Bond Fund (the“Fund”);

File Nos.: 333-207474/811-23101

Dear Mr. Scott:

On behalf of the Fund, we hereby file Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940 to the Fund’s Registration Statement on Form N-1A/A (such amendments, collectively, the “Amendment”).

The Amendment is being filed in response to your comment letter, dated November 13, 2015, to the Fund’s initial Registration Statement on Form N-1A. Our responses to your comments are set forth in a Correspondence filing dated December 15, 2015, and the Amendment reflects additional information that was not contained in the initial Registration Statement.

If you have any questions about the enclosed, please telephone Rachel V. Nass at (213) 615-0423 or me at the above.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

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